UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811-22436

EntrepreneurShares Series Trust
 (Exact name of registrant as specified in charter)

175 Federal Street, Suite #875
Boston, MA 02110
 (Address of principal executive offices) (Zip code)

Dr. Joel Shulman
175 Federal Street, Suite #875
Boston, MA 02110
 (Name and address of agent for service)

(617) 917-2605
Registrant's telephone number, including area code

Date of fiscal year end: June 30, 2018

Date of reporting period: March 31, 2018

Item 1. Schedule of Investments.

EntrepreneurShares Global Fund
SCHEDULE OF INVESTMENTS
March 31, 2018 (Unaudited)

Shares		Fair Value
	COMMON STOCKS — 94.1%
	Apparel & Textile Products — 1.5%
31,580	Gildan Activewear, Inc. [1]	$912,055

	Asset Management — 3.7%
2,143	BlackRock, Inc.	1,160,906
1,551	Partners Group Holding A.G. [1]	1,151,893
		2,312,799
	Biotechnology & Pharmaceutical — 10.4%
10,799	Galapagos N.V. *[1]	1,080,299
6,107	Genmab A/S *[1]	1,308,369
7,579	Jazz Pharmaceuticals PLC *	1,144,353
2,730	Regeneron Pharmaceuticals, Inc. *	940,103
608,452	Sino Biopharmaceutical Ltd. [1]	1,193,925
6,735	United Therapeutics Corp. *	756,744
		6,423,793
	Chemicals — 1.6%
1,611,395	Fufeng Group Ltd. [1]	954,740

	Commercial Services — 4.4%
6,694	Cintas Corp.	1,141,863
90,129	Clipper Logistics PLC [1]	461,519
51,700	JAC Recruitment Co., Ltd. [1]	1,083,997
		2,687,379
	Consumer Products — 2.0%
33,993	Fevertree Drinks PLC [1]	1,255,185

	Containers & Packaging — 0.8%
319,472	Nine Dragons Paper Holdings Ltd. [1]	477,893

	Electrical Equipment — 2.1%
16,641	Cognex Corp.	865,166
7,191	Renishaw PLC [1]	454,582
		1,319,748
	Gaming, Lodging & Restaurants — 1.8%
6,128	Wynn Resorts Ltd.	1,117,502

	Health Care Facilities & Services — 1.7%
8,984	Universal Health Services, Inc. - Class B	1,063,795

	Institutional Financial Services — 3.6%
15,335	Intercontinental Exchange, Inc.	1,112,094

EntrepreneurShares Global Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2018 (Unaudited)

Shares		Fair Value
	COMMON STOCKS (Continued)
	Institutional Financial Services (Continued)
14,389	SEI Investments Co.	$1,077,880
		2,189,974
	Insurance — 3.7%
19,528	Athene Holding Ltd. - Class A *	933,633
6,837	Berkshire Hathaway, Inc. - Class B *	1,363,845
		2,297,478
	Iron & Steel — 1.7%
23,135	Steel Dynamics, Inc.	1,023,030

	Leisure Products — 1.6%
24,272	Spin Master Corp. *[1,2]	999,214

	Media — 10.1%
911	Alphabet, Inc. - Class A *	944,835
6,371	Facebook, Inc. - Class A *	1,018,022
58,073	GMO internet, Inc. [1]	1,225,261
3,321	Netflix, Inc. *	980,857
68,940	SEEK Ltd. [1]	984,857
9,088	VeriSign, Inc. *	1,077,473
		6,231,305
	Oil, Gas & Coal — 4.8%
19,098	Continental Resources, Inc. *	1,125,827
58,666	Kinder Morgan, Inc.	883,510
33,188	Parsley Energy, Inc. - Class A *	962,120
		2,971,457
	Real Estate — 5.1%
16,988	Colliers International Group, Inc. [1]	1,179,297
77,350	Hemfosa Fastigheter A.B. [1]	938,412
16,660	Prologis, Inc. - REIT	1,049,414
		3,167,123
	Retail - Consumer Staples — 3.1%
20,187	Alimentation Couche-Tard, Inc. - Class B [1]	903,589
15,073	Walgreens Boots Alliance, Inc.	986,829
		1,890,418
	Retail - Discretionary — 5.5%
1,023	Amazon.com, Inc. *	1,480,629
112,116	Rakuten, Inc. [1]	919,645

EntrepreneurShares Global Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2018 (Unaudited)

Shares		Fair Value
	COMMON STOCKS (Continued)
	Retail - Discretionary (Continued)
28,564	Ted Baker PLC [1]	$1,001,824
		3,402,098
	Semiconductors — 3.0%
11,842	Microchip Technology, Inc.	1,081,885
3,447	NVIDIA Corp.	798,291
		1,880,176
	Software — 9.9%
15,392	Cerner Corp. *	892,736
10,063	Check Point Software Technologies Ltd. *[1]	999,658
1,705	Constellation Software, Inc. [1]	1,156,804
2,795	NetEase, Inc. - ADR [1]	783,690
10,837	salesforce.com, Inc. *	1,260,343
12,219	Synopsys, Inc. *	1,017,110
		6,110,341
	Specialty Finance — 4.6%
82,339	Financial Products Group Co., Ltd. [1]	1,060,916
5,423	FleetCor Technologies, Inc. *	1,098,158
43,923	Plus500 Ltd. [1]	702,472
		2,861,546
	Technology Services — 1.8%
7,144	Teleperformance [1]	1,107,597
	Telecommunications — 3.9%
14,080	SoftBank Group Corp. [1]	1,032,926
40,663	Vision, Inc. *[1]	1,371,930
		2,404,856

EntrepreneurShares Global Fund
SCHEDULE OF INVESTMENTS (Continued)
March 31, 2018 (Unaudited)

Shares		Fair Value
	COMMON STOCKS (Continued)
	Transportation & Logistics — 1.7%
4,427	FedEx Corp.	$1,062,967
	TOTAL COMMON STOCKS
	(Cost $51,143,910)	58,124,469

	SHORT-TERM INVESTMENTS — 5.9%
3,654,629	Fidelity Investments Treasury Only Portfolio – Institutional Class, 1.402%[3]	3,654,629
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $3,654,629)	3,654,629
	TOTAL INVESTMENTS — 100.0%
	(Cost $54,798,539)	61,779,098
	Liabilities in Excess of Other Assets — (0.0)%	(1,908)
	TOTAL NET ASSETS — 100.0%	$61,777,190

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trusts

*	Non-income producing security.
[1]	Global Security, as classified by the Fund’s Investment Advisor, in accordance to the definition in the Fund’s prospectus.
[2]
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $999,214 which represents 1.6% of Net Assets.

[3]	The rate is the annualized seven-day yield at period end.

The accompanying notes are an integral part of these Schedule of Investments

EntrepreneurShares Global Fund
SECURITIES BY COUNTRY OF RISK
March 31, 2018 (Unaudited)

Country of Risk	Percent of Net Assets
United States	56.8%
Japan	10.8%
Canada	8.3%
United Kingdom	5.1%
China	2.8%
Israel	2.8%
Hong Kong	2.7%
Denmark	2.1%
Switzerland	1.9%
France	1.8%
Belgium	1.8%
Australia	1.6%
Sweden	1.5%
100.0%

The accompanying notes are an integral part of these Schedule of Investments

EntrepreneurShares U.S. Small Cap Fund
Schedule of Investments
March 31, 2018 (Unaudited)

Shares		Fair Value
	COMMON STOCKS — 95.8%
	Asset Management — 2.2%
39,382	Cohen & Steers, Inc.	$1,601,272
38,983	Main Street Capital Corp.	1,438,473
		3,039,745
	Banking — 3.4%
58,412	Live Oak Bancshares, Inc.	1,623,854
23,686	Pinnacle Financial Partners, Inc.	1,520,641
23,732	Preferred Bank	1,523,594
		4,668,089
	Biotechnology & Pharmaceutical — 17.1%
69,107	Aclaris Therapeutics, Inc.*	1,210,755
31,863	Assembly Biosciences, Inc.*	1,565,748
74,298	Corcept Therapeutics, Inc.*	1,222,202
26,317	Eagle Pharmaceuticals, Inc.*	1,386,643
41,098	Editas Medicine, Inc. *	1,362,399
29,569	Global Blood Therapeutics, Inc.*	1,428,183
79,752	Kura Oncology, Inc.*	1,495,350
17,271	Loxo Oncology, Inc.*	1,992,555
11,195	Madrigal Pharmaceuticals, Inc.*	1,307,464
95,755	Omeros Corp.*	1,069,583
26,229	Puma Biotechnology, Inc.*	1,784,883
43,025	Supernus Pharmaceuticals, Inc.*	1,970,545
22,435	TESARO, Inc.*	1,281,936
262,899	TherapeuticsMD, Inc.*	1,280,318
31,991	Ultragenyx Pharmaceutical, Inc.*	1,631,221
11,000	United Therapeutics Corp.*	1,235,960
		23,225,745
	Commercial Services — 3.4%
83,151	Care.com, Inc.*	1,352,867
29,055	Insperity, Inc.	2,020,775
41,476	National Research Corp. - Class A	1,213,173
		4,586,815
	Consumer Products — 4.3%
39,187	Hain Celestial Group, Inc.*	1,256,727
32,318	Inter Parfums, Inc.	1,523,794
12,587	J&J Snack Foods Corp.	1,718,881
14,929	National Beverage Corp.	1,328,979
		5,828,381

EntrepreneurShares U.S. Small Cap Fund
Schedule of Investments (Continued)
March 31, 2018 (Unaudited)

Shares		Fair Value
	COMMON STOCKS (Continued)
	Gaming, Lodging & Restaurants — 2.6%
34,579	Cheesecake Factory, Inc.	$1,667,400
33,044	Texas Roadhouse, Inc.	1,909,282
		3,576,682
	Hardware — 8.3%
83,750	Casa Systems, Inc.*	2,457,225
59,685	Nutanix, Inc. - Class A*	2,931,130
36,025	Roku, Inc. *	1,120,378
61,702	Super Micro Computer, Inc.*	1,048,934
21,072	Ubiquiti Networks, Inc.*	1,449,754
80,997	Vicor Corp.*	2,312,464
		11,319,885
	Health Care Facilities & Services — 2.0%
39,771	Medpace Holdings, Inc.*	1,388,406
145,075	Natera, Inc.*	1,344,845
		2,733,251
	Home & Office Products — 1.0%
31,342	Meritage Homes Corp.*	1,418,225

	Institutional Financial Services — 1.2%
32,249	Moelis & Co. - Class A	1,639,862

	Insurance — 1.0%
45,279	Trupanion, Inc.*	1,353,389

	Iron & Steel — 1.0%
31,975	Steel Dynamics, Inc.	1,413,935

	Media — 5.8%
221,657	Entravision Communications Corp. - Class A	1,041,788
66,490	HealthStream, Inc.	1,650,947
36,375	Shutterstock, Inc.*	1,751,456
33,592	Trade Desk, Inc. - Class A*	1,666,835
47,255	World Wrestling Entertainment, Inc. - Class A	1,701,652
		7,812,678
	Medical Equipment & Devices — 3.8%
44,064	LeMaitre Vascular, Inc.	1,596,439
21,159	Masimo Corp.*	1,860,934
37,891	Merit Medical Systems, Inc.*	1,718,357
		5,175,730

EntrepreneurShares U.S. Small Cap Fund
Schedule of Investments (Continued)
March 31, 2018 (Unaudited)

Shares		Fair Value
	COMMON STOCKS (Continued)
	Oil, Gas & Coal — 3.7%
59,032	Matador Resources Co.*	$1,765,647
62,143	Parsley Energy, Inc. - Class A*	1,801,526
319,584	W&T Offshore, Inc.*	1,415,757
		4,982,930
	Real Estate — 2.2%
69,507	GEO Group, Inc. - REIT	1,422,808
116,404	Medical Properties Trust, Inc. - REIT	1,513,252
		2,936,060
	Renewable Energy — 1.6%
169,016	Ameresco, Inc. - Class A*	2,197,208

	Retail - Consumer Staples — 1.5%
32,598	Ollie's Bargain Outlet Holdings, Inc.*	1,965,659

	Retail - Discretionary — 0.7%
167,349	Tile Shop Holdings, Inc.	1,004,094

	Semiconductors — 2.5%
5,917	IPG Photonics Corp.*	1,380,910
17,360	Monolithic Power Systems, Inc.	2,009,767
		3,390,677
	Software — 13.8%
53,891	Alteryx, Inc.*	1,839,839
36,546	Appfolio, Inc. - Class A *	1,492,904
62,288	Apptio, Inc.*	1,765,242
77,034	Box, Inc.*	1,583,049
19,793	HubSpot, Inc.*	2,143,582
28,976	New Relic, Inc.*	2,147,701
21,720	Paycom Software, Inc.*	2,332,511
33,827	Pegasystems, Inc.	2,051,607
30,835	SS&C Technologies Holdings, Inc.	1,653,989
24,098	Veeva Systems, Inc. - Class A*	1,759,636
		18,770,060
	Specialty Finance — 3.5%
15,795	Euronet Worldwide, Inc.*	1,246,541
29,951	Green Dot Corp. - Class A*	1,921,656
4,839	LendingTree, Inc.*	1,587,918
		4,756,115

EntrepreneurShares U.S. Small Cap Fund
Schedule of Investments (Continued)
March 31, 2018 (Unaudited)

Shares		Fair Value
	COMMON STOCKS (Continued)
	Technology Services — 3.6%
18,790	EPAM Systems, Inc.*	$2,151,831
35,304	Forrester Research, Inc.	1,463,351
39,290	TTEC Holdings, Inc.	1,206,203
		4,821,385
	Telecommunications — 4.7%
38,467	Cogent Communications Holdings, Inc.	1,669,468
35,131	RingCentral, Inc. - Class A*	2,230,818
64,843	Twilio, Inc. - Class A*	2,475,706
		6,375,992
	Waste & Environment Services & Equipment— 0.9%
235,661	Hudson Technologies, Inc.*	1,164,165
	TOTAL COMMON STOCKS
	(Cost $103,348,596)	130,156,757

	SHORT-TERM INVESTMENTS — 4.2%
5,696,463	Fidelity Investments Treasury Only Portfolio – Institutional Class, 1.402%[1]	5,696,463
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $5,696,463)	5,696,463
	TOTAL INVESTMENTS — 100.0%
	(Cost $109,045,059)	135,853,220
	Other Assets in Excess of Liabilities — 0.0%	48,562
	TOTAL NET ASSETS — 100.0%	$135,901,782

Percentages are stated as a percent of net assets.

REIT	– Real Estate Investment Trusts

*	Non-income producing security.
[1] The rate is the annualized seven-day yield at period end.

The accompanying notes are an integral part of these Schedule of Investments

EntrepreneurShares U.S. Large Cap Fund
Schedule of Investments
March 31, 2018 (Unaudited)

Shares		Fair Value
	COMMON STOCKS — 98.0%
	Aerospace & Defense — 1.1%
5,052	Huntington Ingalls Industries, Inc.	$1,302,204

	Asset Management — 2.9%
6,251	BlackRock, Inc.	3,386,292

	Banking — 1.6%
19,345	First Republic Bank	1,791,540

	Biotechnology & Pharmaceutical — 5.8%
43,378	Exelixis, Inc.*	960,823
23,866	Ionis Pharmaceuticals, Inc.*	1,052,013
7,699	Jazz Pharmaceuticals PLC*	1,162,472
7,582	Regeneron Pharmaceuticals, Inc.*	2,610,938
8,206	United Therapeutics Corp.*	922,026
		6,708,272
	Commercial Services — 1.2%
7,725	Cintas Corp.	1,317,730

	Consumer Products — 3.5%
23,716	Brown-Forman Corp. - Class B	1,290,150
6,652	Constellation Brands, Inc. - Class A	1,516,124
20,719	Monster Beverage Corp.*	1,185,334
		3,991,608
	Gaming, Lodging & Restaurants — 5.7%
4,235	Chipotle Mexican Grill, Inc.*	1,368,371
43,116	Las Vegas Sands Corp.	3,100,040
11,394	Wynn Resorts Ltd.	2,077,810
		6,546,221
	Hardware — 4.3%
22,299	Apple, Inc.	3,741,326
4,683	Arista Networks, Inc.*	1,195,570
		4,936,896
	Health Care Facilities & Services — 3.8%
13,021	UnitedHealth Group, Inc.	2,786,494
13,890	Universal Health Services, Inc. - Class B	1,644,715
		4,431,209
	Institutional Financial Services — 3.7%
37,249	Intercontinental Exchange, Inc.	2,701,298

EntrepreneurShares U.S. Large Cap Fund
Schedule of Investments (Continued)
March 31, 2018 (Unaudited)

Shares		Fair Value
	COMMON STOCKS (Continued)
	Institutional Financial Services (Continued)
21,554	SEI Investments Co.	$1,614,610
		4,315,908
	Iron & Steel — 1.3%
34,241	Steel Dynamics, Inc.	1,514,137

	Media — 15.0%
6,428	Alphabet, Inc. - Class A*	6,666,736
36,275	Facebook, Inc. - Class A*	5,796,382
16,548	Netflix, Inc.*	4,887,452
		17,350,570
	Medical Equipment & Devices — 2.3%
11,385	Danaher Corp.	1,114,705
3,654	Intuitive Surgical, Inc.*	1,508,481
		2,623,186
	Oil, Gas & Coal — 3.7%
37,834	Continental Resources, Inc.*	2,230,314
60,227	Kinder Morgan, Inc.	907,019
40,566	Parsley Energy, Inc. - Class A*	1,176,008
		4,313,341
	Real Estate — 3.9%
13,892	Alexandria Real Estate Equities, Inc. - REIT	1,734,972
42,812	Prologis, Inc. - REIT	2,696,728
		4,431,700
	Retail - Consumer Staples — 0.9%
16,387	Walgreens Boots Alliance, Inc.	1,072,857

	Retail - Discretionary — 7.7%
5,254	Amazon.com, Inc.*	7,604,324
32,881	Urban Outfitters, Inc.*	1,215,282
		8,819,606
	Semiconductors — 6.6%
6,475	IPG Photonics Corp.*	1,511,135
22,061	Microchip Technology, Inc.	2,015,493
17,620	NVIDIA Corp.	4,080,616
		7,607,244
	Software — 14.3%
24,892	Akamai Technologies, Inc.*	1,766,834

EntrepreneurShares U.S. Large Cap Fund
Schedule of Investments (Continued)
March 31, 2018 (Unaudited)

Shares		Fair Value
	COMMON STOCKS (Continued)
	Software (Continued)
9,260	athenahealth, Inc.*	$1,324,458
30,773	Cerner Corp.*	1,784,834
26,156	Fortinet, Inc.*	1,401,438
30,835	salesforce.com, Inc.*	3,586,111
23,211	SS&C Technologies Holdings, Inc.	1,245,038
18,804	Synopsys, Inc.*	1,565,245
20,507	Veeva Systems, Inc. - Class A*	1,497,421
18,681	Workday, Inc. - Class A*	2,374,542
		16,545,921
	Specialty Finance — 3.4%
9,625	FleetCor Technologies, Inc.*	1,949,063
40,511	Square, Inc. - Class A*	1,993,141
		3,942,204
	Technology Services — 1.5%
4,768	CoStar Group, Inc.*	1,729,258

	Telecommunications — 1.3%
42,237	Zayo Group Holdings, Inc.*	1,442,816

	Transportation & Logistics — 2.5%
12,188	FedEx Corp.	2,926,461
	TOTAL COMMON STOCKS
	(Cost $83,281,209)	113,047,181

	SHORT-TERM INVESTMENTS — 2.0%
2,351,874	Fidelity Investments Treasury Only Portfolio – Institutional Class, 1.402%[1]	2,351,874
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $2,351,874)	2,351,874
	TOTAL INVESTMENTS — 100.0%
	(Cost $85,633,083)	115,399,055
	Other Liabilities in Excess of Assets — 0.0%	(3,264)
	TOTAL NET ASSETS — 100.0%	$115,395,791

Percentages are stated as a percent of net assets.

PLC	Public Limited Company
REIT	Real Estate Investment Trusts

*	Non-income producing security.
[1]	The rate is the annualized seven-day yield at period end.

The accompanying notes are an integral part of these Schedule of Investments

Investment Valuations (Unaudited)
The following is a summary of the Funds’ pricing procedures. It is intended to be a general discussion and may not necessarily reflect all pricing procedures followed by the Funds.

In determining the net asset value (“NAV”) of the Funds’ shares, securities that are listed on a national securities exchange (other than the National Association of Securities Dealers’ Automatic Quotation System (“NASDAQ”)) are valued at the last sale price on the day the valuation is made. Securities that are traded on NASDAQ under one of its three listing tiers, NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market, are valued at the NASDAQ Official Closing Price. Price information on listed securities is taken from the exchange where the security is primarily traded. Securities which are listed on an exchange but which are not traded on the valuation date are valued at the most recent bid price.

Unlisted securities held by the Funds are valued at the average of the quoted bid and ask prices in the over-the-counter (“OTC”) market. Securities and other assets for which market quotations are not readily available are valued at their fair value as determined in good faith under procedures established by and under the general supervision and responsibility of the EntrepreneurShares Series Trust Board of Trustees (the “Board”). Investments in registered open-end investment companies other than exchange-traded funds are valued at the reported NAV.

Short-term investments with 61 days or more to maturity at time of purchase are valued at market value through the 61st day prior to maturity, based on quotations received from market makers or other appropriate sources; thereafter, they are generally valued at amortized cost. There is no definitive set of circumstances under which the Funds may elect to use fair value procedures to value a security. Types of securities that the Funds may hold for which fair value pricing might be required include, but are not limited to: (a) illiquid securities, including restricted securities and private placements for which there is no public market; (b) options not traded on a securities exchange; (c) securities of an issuer that has entered into a restructuring; (d) securities whose trading has been halted or suspended, as permitted by the Securities and Exchange Commission (the “SEC”); (e) foreign securities, if an event or development has occurred subsequent to the close of the foreign market and prior to the close of regular trading on the New York Stock Exchange that would materially affect the value of the security; and (f) fixed income securities that have gone into default and for which there is not a current market value quotation.

Valuing securities at fair value involves greater reliance on judgment than securities that have readily available market quotations. There can be no assurance that the Funds could obtain the fair value price assigned to a security upon sale.

Securities that are not listed on an exchange are valued by the Funds’ Advisors, under the supervision of the Board. There is no single standard for determining the fair value of a security. Rather, in determining the fair value of a security, the Advisors and the Board take into account the relevant factors and surrounding circumstances, which may include: (1) the nature and pricing history (if any) of the security; (2) whether any dealer quotations for the security are available; (3) possible valuation methodologies that could be used to determine the fair value of the security; (4) the recommendation of the portfolio manager of the Fund with respect to the valuation of the security; (5) whether the same or similar securities are held by other funds managed by the Advisors or other funds and the method used to price the security in those funds; (6) the extent to which the fair value to be determined for the security will result from the use of data or formulae produced by third parties independent of the Advisors; and (7) the liquidity or illiquidity of the market for the security.

Fair Value Measurement (Unaudited)

The Funds have adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurement) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

Level 1:	Unadjusted quoted prices in active markets for identical assets that the Fund has the ability to access at the measurement date;

Level 2:
Observable inputs other than quoted prices included in Level 1 that are observable for the asset either directly or indirectly. These inputs may include quoted prices for identical instruments on inactive markets, quoted prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates, and similar data;

Level 3:
Significant unobservable inputs for the asset to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions that a market participant would use in valuing the asset, and would be based on the best information available.

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Funds. The Funds consider observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Funds’ perceived risk of that instrument.

Investments whose values are based on quoted market prices in active markets, and are therefore classified within Level 1, include active listed equities and real estate investment trusts, closed-end mutual funds, and certain money market securities. Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. The tables below are a summary of the inputs used to value the Funds’ investments as of March 31, 2018.

EntrepreneurShares Global Fund

Investments at Fair Value	Level 1	Level 2	Level 3	Total
Common Stocks
Apparel & Textile Products	$912,055	$-	$-	$912,055
Asset Management	2,312,799	-	-	2,312,799
Biotechnology & Pharmaceutical	5,115,424	1,308,369	-	6,423,793
Chemicals	954,740	-	-	954,740
Commercial Services	2,687,379	-	-	2,687,379
Consumer Products	1,255,185	-	-	1,255,185
Containers & Packaging	477,893	-	-	477,893
Electrical Equipment	1,319,748	-	-	1,319,748
Gaming, Lodging & Restaurants	1,117,502	-	-	1,117,502
Health Care Facilities & Services	1,063,795	-	-	1,063,795
Institutional Financial Services	2,189,974	-	-	2,189,974
Insurance	2,297,478	-	-	2,297,478
Iron & Steel	1,023,030	-	-	1,023,030
Leisure Products	999,214	-	-	999,214
Media	6,231,305	-	-	6,231,305
Oil, Gas & Coal	2,971,457	-	-	2,971,457
Real Estate	3,167,123	-	-	3,167,123
Retail - Consumer Staples	1,890,418	-	-	1,890,418
Retail - Discretionary	3,402,098	-	-	3,402,098
Semiconductors	1,880,176	-	-	1,880,176
Software	6,110,341	-	-	6,110,341
Specialty Finance	2,861,546	-	-	2,861,546
Technology Services	1,107,597	-	-	1,107,597
Telecommunications	2,404,856	-	-	2,404,856
Transportation & Logistics	1,062,967	-	-	1,062,967
Short-Term Investments	3,654,629	-	-	3,654,629
Total Investments	$60,470,729	$1,308,369	$-	$61,779,098

EntrepreneurShares U.S. Small Cap Fund

Investments at Fair Value*	Level 1	Level 2	Level 3	Total
Common Stocks	$130,156,757	$-	$-	$130,156,757
Short-Term Investments	5,696,463	-	-	5,696,463
Total Investments	$135,853,220	$-	$-	$135,853,220

EntrepreneurShares U.S. Large Cap Fund

Investments at Fair Value*	Level 1	Level 2	Level 3	Total
Common Stocks	$113,047,181	$-	$-	$113,047,181
Short-Term Investments	2,351,874	-	-	2,351,874
Total Investments	$115,399,055	$-	$-	$115,399,055

*	For further information regarding security characteristics, please see the Schedule of Investments.

For the period ended March 31, 2018, the EntrepreneurShares Global Fund had transfers of securities between levels, other Funds had no transfers, and all Funds had no investments in derivative instruments. Transfers between levels are recognized at the end of the reporting period. As of June 30, 2017, the Funds held all Level 1 securities. As of March 31, 2018, the EntrepreneurShares Global Fund held one Level 2 securities due to specific foreign markets observing holiday market closure, resulting in a fair value price utilized in accordance with the Fund's Pricing and Fair Value Determination Policies and Procedures. A security classification as Level 1 or 2 within the Funds can move on a daily basis throughout the year depending on whether or not the Fund has determined the value of securities principally traded in foreign markets has become stale between the close of the foreign exchanges and the time the Fund calculates their NAV. Per the Fund's Pricing and Fair Value Determination Procedures, if the price has become stale, a fair value adjustment will be made to the impacted securities and these fair value adjusted securities are considered to be priced using Level 2 inputs.

The following is a reconciliation of transfers between Levels from June 30, 2017 to March 31, 2018, represented by recognizing the March 31, 2018 market value of securities classified as Level 1 as of June 30, 2017 that transferred hierarchies to Level 2 as of March 31, 2018:

EntrepreneurShares Global Fund

Transfers into Level 1	$-
Transfers out of Level 1	(1,308,369)
Net transfers in (out) of Level 1	$(1,308,369)

Transfers into Level 2	$1,308,369
Transfers out of Level 2	-
Net transfers in (out) of Level 2	$1,308,369

The Funds did not hold any Level 3 investments for the period ended March 31, 2018.

As of June 30, 2017, the cost of investments, gross unrealized appreciation and depreciation of investments for tax purposes are:

	Global Fund	U.S. Small Cap Fund	U.S. Large Cap Fund
Cost of investments	$24,027,296	$90,792,553	$91,664,956
Unrealized appreciation	$3,458,089	$31,322,333	$20,039,116
Unrealized depreciation	(514,120)	(1,290,315)	(3,870,145)
Net unrealized appreciation	$2,943,969	$30,032,018	$16,168,971

The table above differs from the financial statements due to timing differences related to the deferral of losses due to wash sales, partnership interests and Passive Foreign Investment Companies.

ERShares Entrepreneur 30 ETF	March 31, 2018 (Unaudited)

Schedule of Investments Summary Table
Percentage of Fair Value
Communications	22.8%
Consumer Discretionary	17.2%
Energy	2.6%
Financials	21.8%
Health Care	5.1%
Industrials	3.6%
Materials	1.8%
Technology	25.1%
Total	100.0%

Portfolio holdings and allocations are subject to change. As of March 31, 2018, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth in the following Schedule of Investments which are computed using the Fund's total net assets.

Schedule of Investments
Shares		Fair Value
Common Stocks — 99.9%
Communications — 22.8%
5,174	Alphabet, Inc., Class A (a)	$5,366,163
29,403	Facebook, Inc., Class A (a)	4,698,305
13,324	Netflix, Inc. (a)	3,935,243
32,833	Zayo Group Holdings, Inc. (a)	1,121,575
		15,121,286
Consumer Discretionary — 17.2%
4,175	Amazon.com, Inc. (a)	6,042,645
3,504	Chipotle Mexican Grill, Inc. (a)	1,132,177
34,683	Las Vegas Sands Corp.	2,493,708
9,495	Wynn Resorts, Ltd.	1,731,508
		11,400,038
Energy — 2.6%
29,100	Continental Resources, Inc. (a)	1,715,445
Financials — 21.8%
11,045	Alexandria Real Estate Equities, Inc.	1,379,410
5,116	BlackRock, Inc.	2,771,440
15,876	First Republic Bank	1,470,276
7,751	FleetCor Technologies, Inc. (a)	1,569,578
29,918	Intercontinental Exchange, Inc.	2,169,653
33,462	Prologis, Inc.	2,107,771
17,248	SEI Investments Co.	1,292,048
34,566	Square, Inc., Class A (a)	1,700,647
		14,460,823
Health Care — 5.1%
5,930	Regeneron Pharmaceuticals, Inc. (a)	2,042,055
11,191	Universal Health Services, Inc., Class B	1,325,126
		3,367,181
Industrials — 3.6%
9,796	FedEx Corp.	2,352,118
Materials — 1.8%
27,012	Steel Dynamics, Inc.	1,194,471
Technology — 25.0%
19,926	Akamai Technologies, Inc. (a)	1,414,347
24,209	Cerner Corp. (a)	1,404,122
4,010	CoStar Group, Inc. (a)	1,454,347
5,135	IPG Photonics Corp. (a)	1,198,406
18,074	Microchip Technology, Inc.	1,651,241
14,642	NVIDIA Corp.	3,390,941
24,929	Salesforce.com, Inc. (a)	2,899,243
15,214	Synopsys, Inc. (a)	1,266,413
15,184	Workday, Inc., Class A (a)	1,930,038
		16,609,098
Total Common Stocks (Cost $61,525,128)	$66,220,460
Total Investments — 99.9%
(Cost $61,525,128)	$66,220,460
Other Assets less Liabilities — 0.1%	91,153

Net Assets — 100.0%	$66,311,613

(a)	Non-income producing security

See accompanying notes to schedule of investments.

Investment Valuations (Unaudited)

The Fund holds investments at fair value. Fair value is defined as the price that would be expected to be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described below.

Security values are ordinarily obtained through the use of independent pricing services in accordance with procedures adopted by the Trust’s Board. Pursuant to these procedures, the Funds may use a pricing service, bank, or broker-dealer experienced in such matters to value the Fund’s securities. When reliable market quotations are not readily available for any security, the fair value of that security will be determined by a committee established by the Board in accordance with procedures adopted by the Board. The fair valuation process is designed to value the subject security at the price the Fund would reasonably expect to receive upon its current sale. Additional consideration is given to securities that have experienced a decrease in the volume or level of activity or to circumstances that indicate that a transaction is not orderly.

The Trust has a three-tier fair value hierarchy that is dependent upon the various “inputs” used to determine the value of the Fund’s investments. The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These inputs are summarized in the three broad levels listed below:

• Level 1 - Quoted prices in active markets for identical assets.

• Level 2 - Other observable pricing inputs at the measurement date (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

• Level 3 - Significant unobservable pricing inputs at the measurement date (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

Equity securities (including foreign equity securities) traded on a securities exchange are valued at the last reported sales price on the principal exchange. Equity securities quoted by NASDAQ are valued at the NASDAQ official closing price. If there is no reported sale on the principal exchange, and in the case of over-the-counter securities, equity securities are valued at a bid price estimated by the security pricing service. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

The following table provides the fair value measurement as of March 31, 2018, while the breakdown, by category, of common stocks is disclosed in the Schedule of Investments for the Fund.

	Level 1	Level 2	Level 3	Total Investments
ERShares Entrepreneur 30 ETF
Common Stocks(1)	$66,220,460	$–	$–	$66,220,460
Total Investments	$66,220,460	$–	$–	$66,220,460

(1)  Please see the Schedule of Investments for industry classifications.

The Trust’s policy is to disclose transfers between fair value hierarchy levels based on valuations at the end of the reporting period. There were no transfers between Levels 1, 2, or 3 for the period ended March 31, 2018. As of March 31, 2018, no securities were categorized as Level 2 or Level 3.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)          EntrepreneurShares Series Trust

By (Signature and Title)      /s/Dr. Joel M. Shulman
Dr. Joel M. Shulman, President

Date    May 23, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/Dr. Joel M. Shulman
Dr. Joel M. Shulman, President

Date    May 23, 2018

By (Signature and Title)*    /s/Alissa Shulman
Alissa Shulman, Treasurer

Date    May 23, 2018

* Print the name and title of each signing officer under his or her signature.